Reinsurance	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
(a) Reinsurance Recoverable on Paid and Unpaid Losses
The Company uses retrocessional agreements to reduce its exposure to risk of loss on reinsurance assumed. These agreements provide for recovery from retrocessionaires of a portion of losses and loss expenses. The Company remains liable to its cedants to the extent that the retrocessionaires do not meet their obligations under these agreements, and therefore the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk on an ongoing basis. The Company actively manages its reinsurance exposures by generally selecting either collateralized retrocessionaires or counterparties that have a credit rating of A- or higher.
The Company established Lorenz Re Ltd. (“Lorenz Re”), a special purpose insurer registered as a segregated accounts company in Bermuda, as part of its third party capital platform to provide third party investors with access to portfolios of risk in the global reinsurance markets. Lorenz Re operates by providing fully collateralized reinsurance capacity to certain of the Company's operating subsidiaries in respect of multiple lines of business. Lorenz Re raises capital primarily from third party investors seeking exposure to the global reinsurance markets by issuing non-voting redeemable preferred shares in its individual segregated accounts. The proceeds from issuance of these preferred shares are deposited into trust accounts collateralizing varying portfolios of potential reinsurance recoverables, which have established investment guidelines that generally require assets to be held as either cash and cash equivalents or in U.S. government issued securities of high credit quality. For the years ended December 31, 2021, 2020 and 2019, the Company ceded premium written to Lorenz Re’s segregated cells of $634 million, $81 million and $70 million, respectively, and recorded a Reinsurance recoverable on paid and unpaid losses from the segregated cells of $592 million and $117 million as at December 31, 2021 and 2020, respectively.
The Company adopted updated accounting guidance on the recognition of credit losses effective January 1, 2020. In assessing an allowance for reinsurance recoverable balances, the Company considers historical information, financial strength and credit ratings of reinsurers, collateralization amounts and the remaining expected life of reinsurance recoverable balances to determine the appropriateness of the allowance. Historically, the Company has not experienced material credit losses from retrocessional agreements. In assessing future default for reinsurance recoverable balances, the Company evaluates the valuation allowance under the probability of default and loss given default method and utilizes counterparty credit ratings from major rating agencies, as well as assesses the current market conditions and reasonable and supportable forecasts for the likelihood of default. At December 31, 2021 and 2020, the Company's allowance for credit losses on its reinsurance recoverable balance was $3 million.
(b) Ceded Reinsurance
Net premiums written, net premiums earned and losses and loss expenses are reported net of reinsurance in the Company’s Consolidated Statements of Operations. Assumed, ceded and net amounts for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2021
Non-life	$6,557,055	$6,274,418	$4,212,465
Life and Health	1,646,870	1,651,485	1,454,065
Assumed	$8,203,925	$7,925,903	$5,666,530

Non-life	$1,046,227	$944,862	$769,220
Life and Health	23,680	24,519	13,326
Ceded	$1,069,907	$969,381	$782,546

Non-life	$5,510,828	$5,329,556	$3,443,245
Life and Health	1,623,190	1,626,966	1,440,739
Net	$7,134,018	$6,956,522	$4,883,984

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2020
Non-life	$5,376,703	$5,571,201	$4,358,975
Life and Health	1,499,222	1,505,819	1,344,117
Assumed	$6,875,925	$7,077,020	$5,703,092

Non-life	$550,784	$516,672	$342,271
Life and Health	24,283	23,522	25,921
Ceded	$575,067	$540,194	$368,192

Non-life	$4,825,919	$5,054,529	$4,016,704
Life and Health	1,474,939	1,482,297	1,318,196
Net	$6,300,858	$6,536,826	$5,334,900

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2019
Non-life (1)	$5,792,542	$5,433,357	$3,879,242
Life and Health	1,492,778	1,489,721	1,277,684
Assumed	$7,285,320	$6,923,078	$5,156,926

Non-life (1)	$353,735	$375,301	$219,102
Life and Health	22,527	22,559	14,668
Ceded	$376,262	$397,860	$233,770

Non-life (1)	$5,438,807	$5,058,056	$3,660,140
Life and Health	1,470,251	1,467,162	1,263,016
Net	$6,909,058	$6,525,218	$4,923,156

(1)Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.